Oil and Gas Properties	6 Months Ended
Jun. 30, 2014
Notes
Oil and Gas Properties

7 –OIL AND GAS PROPERTIES

In October 2012, the Company acquired a 50% working interest in an exploratory oil and gas drilling prospect covering 6,500 acres in Major County, Texas, for $2,437,500 as expected cost.

In December 2012, the Company reduced working interest from 50% to 12.5% by an amendment covering 6,500 acres in Major County, Texas, for $609,375 as expected cost.

In December 2013, the Company increased working interest from 12.5% to 21% by an amendment covering 10,000 acres in Major County, Texas, for $1,575,000 as expected cost.

In December 2013, the operator of the Company’s Major County prospect began drilling.

In March 2014, the operator of the Company’s Major County prospect began fracturing operations.

As of May 6, 2014, the oil and gas start flowing.

As of June 30, 2014, the Company has not received any revenue distribution from the operator. The Company recorded the expected proceeds from sales oil and gas of $87,129 as accounts receivable.